OTHER PAYABLES AND ACCRUALS - Summary of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 30,974	$ 21,892
Accrued expense	71,462	127,390
Other payables	11,944	10,960
Payable for Collaboration Assets	16,338	22,852
Other tax payables	2,084	1,015
Other payables and accruals	$ 132,802	$ 184,109